Components of Income from Continuing Operations Before Income Tax (Detail) In Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 JPY (¥)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 The Company and domestic subsidiaries USD ($)	Mar. 31, 2011 The Company and domestic subsidiaries JPY (¥)	Mar. 31, 2010 The Company and domestic subsidiaries JPY (¥)	Mar. 31, 2009 The Company and domestic subsidiaries JPY (¥)	Mar. 31, 2011 Foreign subsidiaries USD ($)	Mar. 31, 2011 Foreign subsidiaries JPY (¥)	Mar. 31, 2010 Foreign subsidiaries JPY (¥)	Mar. 31, 2009 Foreign subsidiaries JPY (¥)
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	$ 218,942	¥ 18,205,000	$ 237,054	¥ 19,711,000	$ 246,590	¥ 20,504,000	$ 253,818	¥ 21,105,000	$ 956,404	¥ 79,525,000	¥ 75,183,000	¥ 47,270,000	$ 242,285	¥ 20,146,000	¥ 16,666,000	¥ 20,396,000	$ 714,119	¥ 59,379,000	¥ 58,517,000	¥ 26,874,000